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Commodities Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																																									Commodities Strategy Fund (Class A)†
Accumulated Value	$ 9,528	$ 9,233	$ 10,383	$ 9,956	$ 10,537	$ 9,984	$ 9,447	$ 10,075	$ 11,030	$ 11,207	$ 12,055	$ 12,197	$ 9,323	$ 10,634	$ 10,375	$ 9,979	$ 10,766	$ 6,078	$ 6,901	$ 7,192	$ 8,228	$ 9,320	$ 10,798	$ 11,308	$ 11,442	$ 15,144	$ 15,372	$ 13,681	$ 14,133	$ 13,343	$ 12,907	$ 14,851	$ 13,250	$ 14,580	$ 14,614	$ 13,841	$ 14,342	$ 14,922	$ 14,397	$ 14,965	$ 15,019
Commodities Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																																									Commodities Strategy Fund (Class C)
Accumulated Value	10,000	9,664	10,857	10,387	10,966	10,371	9,787	10,417	11,384	11,545	12,394	12,518	9,550	10,873	10,588	10,165	10,945	6,168	6,990	7,271	8,302	9,389	10,857	11,346	11,464	15,142	15,339	13,628	14,055	13,242	12,786	14,682	13,076	14,358	14,366	13,582	14,046	14,587	14,049	14,573	$ 14,600
Commodities Strategy Fund | Class H
Account Value [Line Items]
Accumulated Value	10,000	9,675	10,881	10,448	11,052	10,471	9,905	10,563	11,566	11,752	12,640	12,790	9,773	11,148	10,875	10,463	11,287	6,371	7,236	7,539	8,626	9,773	11,316	11,850	11,994	15,874	16,113	14,343	14,817	13,989	13,533	15,568	13,892	15,285	15,320	14,506	15,030	15,637	15,088	15,682	$ 15,739
Guggenheim Managed Futures Strategy | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																																									Managed Futures Strategy Fund (Class A)†
Accumulated Value	9,524	9,208	8,654	8,502	8,079	8,204	7,984	8,351	8,677	8,718	8,424	8,614	7,994	8,248	8,451	8,876	8,569	8,713	8,655	8,591	8,741	8,955	9,141	8,951	8,970	10,012	10,304	10,777	10,294	10,182	10,662	11,004	10,668	11,607	11,210	10,544	10,725	10,194	10,400	10,937	$ 11,314
Guggenheim Managed Futures Strategy | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																																									Managed Futures Strategy Fund (Class C)
Accumulated Value	10,000	9,654	9,053	8,878	8,419	8,536	8,292	8,658	8,978	9,003	8,685	8,860	8,213	8,454	8,649	9,065	8,731	8,865	8,788	8,711	8,840	9,045	9,216	9,006	9,006	10,035	10,311	10,764	10,264	10,136	10,590	10,910	10,560	11,467	11,057	10,378	10,533	9,998	10,182	10,687	$ 11,034
Guggenheim Managed Futures Strategy | Class P
Account Value [Line Items]
Accumulated Value	10,000	9,668	9,087	8,927	8,482	8,618	8,401	8,791	9,134	9,176	8,868	9,062	8,417	8,678	8,891	9,342	9,015	9,172	9,110	9,048	9,199	9,424	9,623	9,419	9,439	10,537	10,848	11,343	10,831	10,714	11,216	11,579	11,227	12,209	11,794	11,093	11,287	10,726	10,941	11,508	11,908
Guggenheim Managed Futures Strategy | Institutional Class
Account Value [Line Items]
Accumulated Value	2,000,000	1,934,635	1,819,185	1,788,625	1,700,987	1,728,652	1,682,246	1,761,673	1,831,823	1,841,160	1,780,472	1,821,553	1,691,776	1,745,927	1,790,743	1,881,307	1,816,885	1,849,563	1,838,359	1,826,221	1,858,553	1,904,816	1,946,050	1,906,827	1,912,862	2,135,124	2,199,489	2,302,072	2,200,459	2,178,286	2,282,818	2,357,786	2,287,854	2,489,912	2,407,592	2,265,403	2,305,536	2,193,071	2,239,182	2,356,145	$ 2,440,083
Guggenheim Multi-Hedge Strategies Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																																									Guggenheim Multi-Hedge Strategies Fund (Class A)†
Accumulated Value	9,524	9,540	9,430	9,446	9,483	9,467	9,495	9,554	9,814	9,542	9,389	9,511	9,357	9,601	9,720	9,870	9,805	10,244	10,256	10,321	10,530	11,099	11,526	11,384	11,285	11,207	11,088	11,018	10,893	11,001	11,085	11,535	11,358	11,908	11,555	11,328	10,951	10,650	10,743	11,026	$ 11,122
Guggenheim Multi-Hedge Strategies Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																																									Guggenheim Multi-Hedge Strategies Fund (Class C)
Accumulated Value	10,000	10,000	9,866	9,861	9,882	9,846	9,860	9,900	10,150	9,851	9,676	9,783	9,613	9,851	9,954	10,088	10,003	10,432	10,423	10,468	10,660	11,222	11,626	11,464	11,343	11,244	11,105	11,010	10,871	10,952	11,016	11,444	11,247	11,768	11,402	11,158	10,762	10,448	10,520	10,776	$ 10,854
Guggenheim Multi-Hedge Strategies Fund | Class P
Account Value [Line Items]
Accumulated Value	10,000	10,017	9,897	9,913	9,953	9,936	9,965	10,031	10,300	10,015	9,866	9,994	9,838	10,094	10,223	10,380	10,308	10,773	10,785	10,849	11,071	11,672	12,116	11,967	11,864	11,786	11,658	11,584	11,455	11,564	11,656	12,128	11,942	12,523	12,149	11,911	11,512	11,202	11,299	11,595	11,694
Guggenheim Multi-Hedge Strategies Fund | Institutional Class
Account Value [Line Items]
Accumulated Value	2,000,000	2,004,882	1,982,913	1,986,981	1,996,402	1,993,957	2,001,291	2,015,144	2,071,369	2,015,144	1,982,549	2,009,440	1,979,393	2,032,668	2,058,896	2,092,501	2,079,304	2,174,008	2,178,198	2,193,284	2,239,372	2,361,520	2,453,130	2,425,138	2,405,759	2,390,342	2,366,362	2,352,659	2,328,324	2,351,877	2,371,941	2,469,646	2,433,254	2,552,125	2,478,280	2,431,453	2,351,532	2,288,453	2,309,788	2,371,939	$ 2,394,643
Commodities Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,135	10,384	10,784	11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	$ 39,827
Commodities Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,135	10,384	10,784	11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	$ 39,827
Commodities Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,135	10,384	10,784	11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	$ 39,827
Guggenheim Managed Futures Strategy | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,135	10,384	10,784	11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	$ 39,827
Guggenheim Managed Futures Strategy | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,135	10,384	10,784	11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	$ 39,827
Guggenheim Managed Futures Strategy | Class P | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,135	10,384	10,784	11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	$ 39,827
Guggenheim Managed Futures Strategy | Institutional Class | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	2,000,000	2,026,957	2,076,723	2,156,720	2,239,198	2,375,031	2,448,376	2,558,072	2,728,050	2,707,341	2,800,308	3,016,233	2,608,443	2,964,443	3,092,028	3,144,539	3,429,749	2,757,587	3,324,085	3,620,907	4,060,781	4,311,533	4,680,118	4,707,359	5,226,444	4,986,106	4,183,287	3,979,034	4,279,890	4,600,758	5,002,962	4,839,194	5,404,972	5,975,517	6,231,495	6,598,317	6,757,281	6,468,598	7,176,417	7,759,467	$ 7,965,482
Guggenheim Multi-Hedge Strategies Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,135	10,384	10,784	11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	$ 39,827
Guggenheim Multi-Hedge Strategies Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,135	10,384	10,784	11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	$ 39,827
Guggenheim Multi-Hedge Strategies Fund | Class P | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,135	10,384	10,784	11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	$ 39,827
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	2,000,000	2,026,957	2,076,723	2,156,720	2,239,198	2,375,031	2,448,376	2,558,072	2,728,050	2,707,341	2,800,308	3,016,233	2,608,443	2,964,443	3,092,028	3,144,539	3,429,749	2,757,587	3,324,085	3,620,907	4,060,781	4,311,533	4,680,118	4,707,359	5,226,444	4,986,106	4,183,287	3,979,034	4,279,890	4,600,758	5,002,962	4,839,194	5,404,972	5,975,517	6,231,495	6,598,317	6,757,281	6,468,598	7,176,417	7,759,467	$ 7,965,482
Commodities Strategy Fund | Class A | S&P Goldman Sachs Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P Goldman Sachs Commodity Index
Accumulated Value	10,000	9,750	10,986	10,530	11,137	10,574	9,996	10,718	11,779	12,036	12,999	13,173	10,151	11,671	11,505	11,025	11,941	6,884	7,605	7,955	9,108	10,342	11,968	12,593	12,783	17,018	17,359	15,570	16,105	15,309	14,891	17,271	15,418	17,015	17,126	16,225	16,843	17,666	17,170	17,869	$ 18,042
S&P Goldman Sachs Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P Goldman Sachs Commodity Index
Accumulated Value	10,000	9,750	10,986	10,530	11,137	10,574	9,996	10,718	11,779	12,036	12,999	13,173	10,151	11,671	11,505	11,025	11,941	6,884	7,605	7,955	9,108	10,342	11,968	12,593	12,783	17,018	17,359	15,570	16,105	15,309	14,891	17,271	15,418	17,015	17,126	16,225	16,843	17,666	17,170	17,869	$ 18,042
S&P Goldman Sachs Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P Goldman Sachs Commodity Index
Accumulated Value	10,000	9,750	10,986	10,530	11,137	10,574	9,996	10,718	11,779	12,036	12,999	13,173	10,151	11,671	11,505	11,025	11,941	6,884	7,605	7,955	9,108	10,342	11,968	12,593	12,783	17,018	17,359	15,570	16,105	15,309	14,891	17,271	15,418	17,015	17,126	16,225	16,843	17,666	17,170	17,869	$ 18,042
Guggenheim Managed Futures Strategy | Class A | ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	10,000	10,007	10,015	10,024	10,033	10,043	10,063	10,090	10,119	10,154	10,200	10,251	10,308	10,370	10,436	10,495	10,543	10,604	10,606	10,610	10,614	10,616	10,616	10,618	10,619	10,623	10,634	10,684	10,775	10,891	11,020	11,165	11,319	11,466	11,618	11,778	11,917	12,039	12,165	12,297	$ 12,418
Guggenheim Managed Futures Strategy | Class C | ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	10,000	10,007	10,015	10,024	10,033	10,043	10,063	10,090	10,119	10,154	10,200	10,251	10,308	10,370	10,436	10,495	10,543	10,604	10,606	10,610	10,614	10,616	10,616	10,618	10,619	10,623	10,634	10,684	10,775	10,891	11,020	11,165	11,319	11,466	11,618	11,778	11,917	12,039	12,165	12,297	$ 12,418
Guggenheim Managed Futures Strategy | Class P | ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	10,000	10,007	10,015	10,024	10,033	10,043	10,063	10,090	10,119	10,154	10,200	10,251	10,308	10,370	10,436	10,495	10,543	10,604	10,606	10,610	10,614	10,616	10,616	10,618	10,619	10,623	10,634	10,684	10,775	10,891	11,020	11,165	11,319	11,466	11,618	11,778	11,917	12,039	12,165	12,297	$ 12,418
Guggenheim Managed Futures Strategy | Institutional Class | ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	2,000,000	2,001,464	2,002,913	2,004,837	2,006,542	2,008,608	2,012,663	2,017,990	2,023,718	2,030,894	2,040,079	2,050,105	2,061,652	2,074,014	2,087,266	2,099,001	2,108,668	2,120,783	2,121,255	2,122,090	2,122,734	2,123,267	2,123,264	2,123,571	2,123,777	2,124,609	2,126,835	2,136,820	2,155,002	2,178,291	2,203,901	2,233,019	2,263,733	2,293,135	2,323,632	2,355,549	2,383,302	2,407,860	2,433,073	2,459,452	$ 2,483,593
Guggenheim Multi-Hedge Strategies Fund | Class A | HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									HFRX Global Hedge Fund Index
Accumulated Value	10,000	9,813	9,917	10,133	10,250	10,420	10,513	10,705	10,865	10,754	10,773	10,731	10,134	10,398	10,562	10,732	11,008	10,254	10,889	11,187	11,758	11,910	12,196	12,179	12,187	12,023	11,572	11,631	11,650	11,650	11,724	11,812	12,012	12,314	12,359	12,621	12,644	12,710	12,945	13,358	$ 13,546
Guggenheim Multi-Hedge Strategies Fund | Class C | HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									HFRX Global Hedge Fund Index
Accumulated Value	10,000	9,813	9,917	10,133	10,250	10,420	10,513	10,705	10,865	10,754	10,773	10,731	10,134	10,398	10,562	10,732	11,008	10,254	10,889	11,187	11,758	11,910	12,196	12,179	12,187	12,023	11,572	11,631	11,650	11,650	11,724	11,812	12,012	12,314	12,359	12,621	12,644	12,710	12,945	13,358	$ 13,546
Guggenheim Multi-Hedge Strategies Fund | Class P | HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									HFRX Global Hedge Fund Index
Accumulated Value	10,000	9,813	9,917	10,133	10,250	10,420	10,513	10,705	10,865	10,754	10,773	10,731	10,134	10,398	10,562	10,732	11,008	10,254	10,889	11,187	11,758	11,910	12,196	12,179	12,187	12,023	11,572	11,631	11,650	11,650	11,724	11,812	12,012	12,314	12,359	12,621	12,644	12,710	12,945	13,358	$ 13,546
Guggenheim Multi-Hedge Strategies Fund | Institutional Class | HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									HFRX Global Hedge Fund Index
Accumulated Value	$ 2,000,000	$ 1,962,524	$ 1,983,476	$ 2,026,659	$ 2,050,065	$ 2,084,067	$ 2,102,515	$ 2,140,912	$ 2,172,954	$ 2,150,860	$ 2,154,522	$ 2,146,175	$ 2,026,898	$ 2,079,535	$ 2,112,481	$ 2,146,465	$ 2,201,623	$ 2,050,730	$ 2,177,724	$ 2,237,328	$ 2,351,614	$ 2,381,970	$ 2,439,292	$ 2,435,766	$ 2,437,453	$ 2,404,524	$ 2,314,428	$ 2,326,267	$ 2,330,065	$ 2,329,980	$ 2,344,784	$ 2,362,329	$ 2,402,395	$ 2,462,749	$ 2,471,795	$ 2,524,296	$ 2,528,776	$ 2,542,063	$ 2,588,977	$ 2,671,544	$ 2,709,191